Other Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

NOTE 6—OTHER ASSETS

At December 31, 2014 and 2013, other assets are as follows:

	December 31,
	2014	2013
Prepaid rent	$2,604	$2,807
Debt issuance costs, net of amortization	4,943	6,322
Deposits and insurance binders	4,968	4,860
Other	5,514	5,521

	$18,029	$19,510